Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 73,797	$ 54,493
Restricted cash		6,849	6,669
Ship mortgage notes		666,235	657,860
Other long-term debt		454,277	492,522
Loans receivable from affiliates		11,464	7,791
Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		73,797	54,493
Restricted cash		6,849	6,669
Ship mortgage notes		666,235	657,860
Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other long-term debt	[1]	454,277	492,522
Loans receivable from affiliates	[1]	$ 11,464	$ 7,791

[1]	The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.